VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549-0506

Re:	PFL Variable Annuity Fund II
File No. 811-02411, CIK 0000078011
Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), PFL Variable Annuity Fund II, a unit investment trust registered under the Act, recently mailed to its contract owners the semi-annual report for the underlying management investment company ING Mutual Funds, ING Funds Trust and ING Series Fund, Inc. This filing constitutes the filing of that report as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following semi-annual reports were filed with the Commission via EDGAR on the dated indicated:

•	ING Mutual Funds (CIK: 0000895430) filed 7/7/09.

•	ING Funds Trust (CIK: 0001066602) filed 6/5/09.

•	ING Series Fund, Inc. (CIK: 0000877233) filed 8/6/09.

•	ING Investor Trust. (CIK: 0000837276) filed 9/3/09.

To the extent necessary, that filing is incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith

Darin D. Smith, Vice President

Transamerica Life Insurance Company